Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS
9.	INTANGIBLE ASSETS

The Company’s intangible assets consist primarily of digital assets, including Bitcoin (“BTC”) and Ethereum (“ETH”).

Balance as of December 31, 2021	$14,502
Additions of intangible assets	329
Less: Impairment losses	(8,425)
Balance as of December 31, 2022	6,406
Additions of intangible assets	16,025
Less: Impairment losses	(1,035)
Balance as of December 31, 2023	$21,396
Additions of intangible assets	9,258
Less: Impairment losses	(781)
Balance as of December 31, 2024	29,873
Cumulative effect upon adoption of ASU 2023-08	55,949
Less: Change in fair value recognized in earnings	(6,723)
Balance as of December 31, 2025	79,099

Adoption of ASU 2023-08

Effective January 1, 2025, the Company adopted ASU 2023-08, which requires digital assets to be measured at fair value, with changes in fair value recognized in earnings.

Upon adoption, the Company recorded a cumulative effect adjustment of approximately $55.9 million to retained earnings, representing the difference between the carrying value under the previous cost-less-impairment model and fair value at the adoption date.

Bitcoin Production

The following table presents our Bitcoin  mining activities for the year ended December 31, 2025.

	Number of Bitcoins	Amount

Balance as of December 31, 2024	802.77	$26,348
Receipt of BTC from mining services and investment income	-	-
Cumulative effect upon adoption of ASU 2023-08	-	49,562
Change in fair value recognized in earnings	-	(5,577)
Balance as of December 31, 2025	802.77	70,333

The following table presents our Ethereum  mining activities for the year ended December 31, 2025.

	Number of Ethereum	Amount

Balance as of December 31, 2024	2,949.79	$3,525
Receipt of ETH from mining services and investment income	-	-
Cumulative effect upon adoption of ASU 2023-08	-	6,387
Change in fair value recognized in earnings	-	(1,146)
Balance as of December 31, 2025	2,949.79	8,766

Fair Value Measurement

Digital assets are measured at fair value using quoted prices in active markets for identical assets.

The Company uses observable market prices from major cryptocurrency exchanges (e.g., Investing.com historical cryptocurrency data. ) as of December 31, 2025, based on a consistent pricing methodology.

Digital assets are classified as Level 1 within the fair value hierarchy under ASC 820.

There were no transfers between levels during the year.

Impact on Earnings

For the year ended December 31, 2025, the Company recognized a net loss of approximately $6.7 million related to changes in the fair value of digital assets.

Digital Asset Activity

The Company did not engage in digital asset mining activities during the year ended December 31, 2025, and no digital assets were generated during the year.

Significant Judgment

The determination of fair value requires judgment in selecting:

●	the principal market;

●	pricing sources; and

●	timing of measurement.

In addition, the Company applies judgment in assessing control over digital assets, including evaluation of wallet ownership and access.